LOAN (Detail Textuals)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Line of Credit Facility [Line Items]
Loan received		$ 28,668
Accretion expense		598
Loan					$ 24,182
Toronto Dominion Bank [Member] | Line of credit (CEBA LOC) [Member]
Line of Credit Facility [Line Items]
Loan received	$ 40,000	$ 28,668
Description of line of credit facility conversion to term loan	On January 1, 2021, the outstanding balance of the CEBA LOC will automatically convert to a 2-year interest free term loan ("CEBA Term Loan"). The CEBA Term Loan may be repaid at any time without notice or the payment of any penalty. If 75% of the CEBA Term Loan is repaid on or before December 31, 2022, the repayment of the remining 25% of such CEBA Term Loan shall be forgiven. If on December 31, 2022, the Compny exercises the option for a 3-year extension, 5% interest during the term extension period will aply on any balance remaining.	On January 1, 2021, the outstanding balance of the CEBA LOC will automatically convert to a 2-year interest free term loan ("CEBA Term Loan"). The CEBA Term Loan may be repaid at any time without notice or the payment of any penalty. If 75% of the CEBA Term Loan is repaid on or before December 31, 2022, the repayment of the remining 25% of such CEBA Term Loan shall be forgiven. If on December 31, 2022, the Compny exercises the option for a 3-year extension, 5% interest during the term extension period will aply on any balance remaining.
Fair value of amount outstanding	$ 32,906				23,584
Interest rate	3.45%	3.45%
Gain (loss) on fair value of loans		$ 5,084
Accretion expense		$ 598
Loan	$ 30,789				$ 24,182